Net Income (Loss) per Share Attributable to Common Stockholders - Computation of Numerators and Denominators of Basic and Diluted Net Income (Loss) per Share Attributable to Common Stockholders (Detail)
$ / shares in Units, shares in Thousands, $ in Thousands
	1 Months Ended	12 Months Ended
	Feb. 29, 2016 USD ($)	Dec. 31, 2016 USD ($) Class $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) shares	Sep. 30, 2016 Class
Earnings Per Share
Number of classes of common stock | Class		2			2
Numerator:
Net income		$ 20,482	$ 15,929	$ 5
Less: Income attributable to convertible preferred stock			(10,958)	$ (5)
Add: Preferred stock modification			3,793
Less: Premium on repurchase of convertible preferred stock	$ (47,200)	(47,209)
Net income (loss) attributable to common stockholders		$ (26,727)	$ 8,764
Denominator:
Weighted-average shares outstanding | shares		18,280	10,290	10,233
Net income (loss) per share attributable to common stockholders-basic | $ / shares		$ (1.46)	$ 0.85
Numerator:
Net income (loss) attributable to common stockholders-basic		$ (26,727)	$ 8,764
Add: Income attributable to dilutive convertible preferred stock			1,624
Less: Preferred stock modification			(3,793)
Net income (loss) attributable to common stockholders-diluted		$ (26,727)	$ 6,595
Denominator:
Weighted-average shares outstanding | shares		18,280	10,290	10,233
Dilutive convertible preferred stock | shares			2,790
Options to purchase common stock | shares			3,699	2,901
Weighted-average shares outstanding-diluted | shares		18,280	16,779	13,134
Net income (loss) per share attributable to common stockholders-diluted | $ / shares		$ (1.46)	$ 0.39